Revenue Recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 394,148	$ 1,077,030
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	359,960	1,044,730
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 34,188	$ 32,300